High Yield Trust Investment Strategy - High Yield Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds that are rated at or below BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s) are considered junk bonds. These may include, but are not limited to, domestic and foreign corporate bonds, government obligations, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P or Moody’s. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. In managing the fund’s portfolio, the manager focuses on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. In choosing individual securities, the manager uses bottom-up research to find securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries. The fund may invest in both investment-grade and below-investment-grade asset-backed securities, including asset-backed securities rated BB/Ba or lower by S&P, Fitch Ratings or Moody’s and their unrated equivalents. The fund may use certain higher-risk investments, including restricted or illiquid securities, bank loans and derivatives, which include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risk of being a direct lender. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions. The fund may temporarily invest its assets extensively in investment-grade short-term securities or part or all its assets in cash or cash equivalents for the purpose of meeting redemption requests or making other anticipated cash payments.